INVENTORIES	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES	INVENTORIES

	2025	2024
Work in progress	$348.4	$356.5
Raw materials, supplies and manufactured products	246.6	217.1
Total inventories	$595.0	$573.6

During the year ended March 31, 2025, the use of inventory recognized in cost of sales amounted to $557.2 million (2024 ‑ $485.1 million), the impairment of inventories to net realizable value amounted to $2.1 million (2024 – $2.5 million) and inventory recognized in discontinued operations amounted to nil (2024 – $55.8 million).